SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD: - Long Term Loan (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2022 USD ($)	Sep. 30, 2022 shares	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)	Feb. 03, 2022 USD ($)
Long Term Loan
Repayment of debt to financial institutions			$ 13,800,000
Shares issued to Financial Institutions			$ 1,978,000	$ 750,000
Risk Free Interest Rate
Long Term Loan
Debt instrument measurement input			0.0116
Expected volatility rate
Long Term Loan
Debt instrument measurement input			0.50
Long Term Loan
Long Term Loan
Loan amount received					$ 55,000,000
Long Term Loan | Francisco Partners L.P
Long Term Loan
Loan amount received	$ 55,000,000		$ 19,100,000
Qualified public offering	12 months
Interest rate (as a percent)			The loan bears a yearly interest of 9.5% on the outstanding balance
Basis points of increase in interest rate	100
Interest rate adjustment (as a percent)	11.50%
Minimum cash balance required to be maintained	$ 10,000,000
Pay in kind interest payable company completes QPO (as a percent)			100.00%
Shares issued | shares		808,907
Ratio of debt to EBIDTA			6.00%
Minimum cash covenant			$ 10,000,000
Repayment of debt to shareholder			$ 5,300,000
Long Term Loan | Francisco Partners L.P | Minimum
Long Term Loan
Term of repayment of debt	2 years 6 months
Leverage ratio			1.00%
Long Term Loan | Francisco Partners L.P | Maximum
Long Term Loan
Term of repayment of debt	4 years
Leverage ratio			6.00%
Long Term Loan | Francisco Partners L.P | Level 3
Long Term Loan
Fair value of loan			$ 50,073
Shares issued to Financial Institutions			$ 1,978
Long Term Loan | Francisco Partners L.P | Year one
Long Term Loan
Pay in kind interest payable (as a percent)			100.00%
Long Term Loan | Francisco Partners L.P | Year Two
Long Term Loan
Pay in kind interest payable (as a percent)			75.00%
Long Term Loan | Francisco Partners L.P | After year two
Long Term Loan
Pay in kind interest payable (as a percent)			50.00%